                                                     Registration Nos. 333-43264
                                                                       811-08561

     As filed With the Securities and Exchange Commission on August 12, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

     Pre-Effective Amendment No.  [  ]

     Post-Effective Amendment No. [11]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

     Amendment No.                [46]

          AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL-R
                           (Exact Name of Registrant)

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              2727-A Allen Parkway
                            Houston, Texas 77019-2191
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (713) 831-8470

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                               2929 Allen Parkway
                            Houston, Texas 77019-2191
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on August 12, 2005 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                      NOTE

This Post-Effective Amendment No. 11 to the Form N-6 Registration Statement No. 333-43264 ("Registration Statement") of American General Life Insurance Company ("Depositor") and its Separate Account VL-R ("Registrant") is being filed solely for the purpose of updating Part C information for the Depositor and the Registrant, including adding restated by-laws and a guarantee as exhibits.

                                     PART A

The Prospectus dated May 2, 2005, is incorporated into Part A, of this Post-Effective Amendment No. 11 by reference to the Registrant's Post-Effective Amendment No. 10, as filed on May 2, 2005 (File No. 333-43264).

                                     PART B

The Statement of Additional Information dated May 2, 2005 is incorporated into Part B of this Post-Effective Amendment No. 11 by reference to the Registrant's Post-Effective Amendment No. 10, as filed on May 2, 2005 (File No. 333-43264). All financial statements filed with the May 2, 2005 Statement of Additional Information are also incorporated by reference herein.

                            PART C: OTHER INFORMATION

Item 26. Exhibits

(a)  Board of Directors Resolution.

     (1) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of Separate Account VL-R. (1)

(b)  Custodian Agreements. Inapplicable.

(c)  Underwriting Contracts.

     (1) Distribution Agreement between American General Life Insurance Company and American General Equity Services Corporation, effective October 1, 2002. (24)

     (2)  Form of Selling Group Agreement. (25)

     (3) Schedule of Commissions (Incorporated by reference from the text included under the heading "Distribution of the Policies" in the Statement of Additional Information that is filed as part of this amended Registration Statement).

(d)  Contracts.

     (1) Specimen form of the "Platinum Investor(R) III" Flexible Premium Variable Life Insurance Policy (Policy Form No. 00600). (26)

(e)  Applications.

     (1) Specimen form of Life Insurance Application - Part A, Form No. AGLC 100565-2003. (22)

     (2) Specimen form of Life Insurance Application - Part B, Form No. AGLC 100566-2003. (22)

     (3) Specimen form of Variable Universal Life Insurance Supplemental Application, Form No. AGLC 0198-00 Rev0504. (33)

     (4)  Form of Service Request Form, Form No. AGLC0223 Rev1204. (33)

     (5)  Form of Cash Disbursement Request Form, Form No. AGLC 0109 Rev0103.
          (25)

     (6)  Form of Assignment Form, Form No. AGLC 0205 Rev0103. (25)

     (7) Form of Electronic Funds Authorization Form, Form No. AGLC 0220 Rev0103. (25)

     (8)  Form of Name and Address Change Form, Form No. AGLC 0222 Rev0103. (25)

     (9) Form of Request for Change of Ownership on a Life Insurance Policy Form, Form No. VUL 0013 Rev1202. (25)

     (10) Form of Request for Full Cash Surrender Value Form, Form No. VUL 0015 Rev1202. (25)

     (11) Form of Change of Beneficiary Form, Form No. VUL 0016 Rev1202. (25)

(f)  Depositor's Certificate of Incorporation and By-Laws.

     (1) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991. (2)

     (2) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995. (5)

     (3) By-Laws of American General Life Insurance Company, restated as of June 8, 2005. (Filed herewith)

(g)  Reinsurance Contracts. Inapplicable.

(h)  Participation Agreements.

     (1)(a) Form of Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (6)

     (1)(b) Form of Amendment Four to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (17)

     (1)(c) Form of Amendment Six to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (27)

     (2)(a) Form of Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (10)

     (2)(b) Amendment One to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company dated as of July 21, 1998. (8)

     (2)(c) Form of Amendment Two to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (18)

     (2)(d) Form of Amendment Three to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (17)

     (3)(a) Form of Participation Agreement Between American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (6)

     (3)(b) Amendment One to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated December 1, 1998. (8)

     (4)(a) Form of Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (6)

     (4)(b) Form of Amendment Five to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (18)

     (5)(a) Participation Agreement by and among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP., Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (9)

     (5)(b) Amendment Number 1 to Participation Agreement by and among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, Van Kampen American Capital

               Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (11)

     (5)(c) Form of Amendment Seven to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, American General Life Insurance Company and American General Securities Incorporated. (17)

     (5)(d) Form of Amendment Ten to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, American General Life Insurance Company and American General Distributors, Inc. (28)

     (6)(a) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (6)

     (7)(a) Form of Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, SAFECO Resources Series Trust, and SAFECO Securities, Inc. (6)

     (7)(b) Form of Amendment Four to Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, SAFECO Resources Series Trust, and SAFECO Securities, Inc. (17)

     (7)(c) Form of Amendment Seven to Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, SAFECO Resources Series Trust, and SAFECO Securities, Inc. (28)

     (8)(a) Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (9)

     (8)(b) Amendment One to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (8)

     (8)(c) Form of Amendment Six to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Securities Incorporated. (17)

     (8)(d) Form of Amendment Nine to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Distributors, Inc.
               (28)

     (9)(a) Form of Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (15)

     (9)(b) Form of Amendment No. 2 to Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. and American Century Investment Services, Inc. (32)

     (10)(a) Sales Agreement by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated. (15)

     (11)(a) Form of Assignment and Modification Agreement by and between Neuberger & Berman Management Incorporated and American General Life Insurance Company. (15)

     (12)(a) Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and American General Life Insurance Company. (31)

     (13)(a) Form of Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (18)

     (14)(a) Form of Participation Agreement by and between American General Life Insurance Company and J.P. Morgan Series Trust II. (18)

     (14)(b) Form of Amendment No. 1 to Participation Agreement by and between American General Life Insurance Company and J.P. Morgan Series Trust II. (30)

     (15)(a) Form of Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC. (18)

     (16)(a) Form of Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (18)

     (16)(b) Form of Amendment to Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (32)

     (17)(a) Form of Participation Agreement by and between American General Life Insurance Company, Warburg Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (18)

     (18)(a) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (18)

     (18)(b) Form of Amendment No. 3 to the Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (30)

     (19)(a) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (18)

     (19)(b) Form of Amendment No. 3 to the Amended and Restated Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (30)

     (20)(a) Form of Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., dated as of October 1, 2002. (13)

     (21)(a) Form of Participation Agreement by and between SunAmerica Series Trust and American General Life Insurance Company. (19)

     (21)(b) Form of Addendum to Fund Participation Agreement For Class A Shares by and between SunAmerica Series Trust and American General Life Insurance Company. (33)

     (21)(c) Form of Amendment to Participation Agreement by and between SunAmerica Series Trust and American General Life Insurance Company, dated July 2, 2003. (34)

     (22)(a) Form of Administrative Services Agreement between American General Life Insurance Company and fund distributor. (5)

     (23)(a) Form of Administrative Services Agreement between American General Life Insurance Company, Miller Anderson & Sherrard LLP and Morgan Stanley Dean Witter Investment Management Inc. (14)

     (24)(a) Form of Administrative Services Agreement between American General Life Insurance Company and SAFECO Asset Management Company, effective May 14, 2002. (23)

     (25)(a) Form of Administrative Services Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company dated January 1, 2000 (20)

     (25)(b) Form of Amendment No. 1 to Administrative Services Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company, dated November 1, 2001. (29)

     (26)(a) Form of Amended and Restated Administrative Services Agreement between American General Life Insurance Company and A I M Advisors, Inc. (32)

     (27)(a) Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation. (4)

     (27)(b) Amendment to Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation effective as of December 1, 1998. (4)

     (28)(a) Form of Administrative Services Agreement by and between Goldman, Sachs & Co. and American General Life Insurance Company. (31)

     (29)(a) Form of Administrative Services Agreement by and between American General Life Insurance Company and JPMorgan Chase Bank, effective May 1, 2003. (30)

     (30)(a) Form of Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (15)

     (31)(a) Form of Services Agreement by and between American General Life Insurance Company and Pacific Investment Management, LLC. (18)

     (32)(a) Form of Administrative Services Agreement by and between American General Life Insurance Company and Credit Suisse Asset Management, LLC. (18)

     (33)(a) Form of Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, Inc., dated as of July 1, 1999. (12)

     (33)(b) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, effective November 1, 2001. (21)

     (33)(c) Form of Amendment No. 3 to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, dated as of July 30, 2004. (13)

     (34)(a) Form of Service Contract by and between Fidelity Distributors Corporation and American General Equity Services Corporation, effective October 1, 2002. (30)

     (35)(a) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (18)

     (36)(a) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and American General Life Insurance Company. (18)

     (37)(a) Form of PIMCO Variable Insurance Trust Services Agreement by and between American General Life Insurance Company and PIMCO Variable Insurance Trust. (18)

     (38)(a) Form of Administrative Services Agreement by and between SunAmerica Asset Management Corp. and American General Life Insurance Company. (19)

     (39)(a) Form of Participation Agreement by and among The Alger American Fund, American General Life Insurance Company and Fred Alger & Company, Incorporated. (30)

     (40)(a) Form of Service Agreement Class O between Fred Alger Management, Inc. and American General Life Insurance Company. (30)

     (41)(a) Form of Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds, and OppenheimerFunds, Inc. (20)

     (41)(b) Form of Amendment No. 1 to Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds, and OppenheimerFunds, Inc. (30)

     (42)(a) Form of Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (20)

     (42)(b) Form of Amendment No. 1 to Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (30)

     (43)(a) Form of Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and American General Life Insurance Company. (30)

     (44)(a) Form of Participation Agreement by and Among Pioneer Variable Contracts Trust, American General Life Insurance Company, on its own Behalf and on Behalf of Each of the Segregated Asset Accounts, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (13)

     (45)(a) Form of Indemnification Letter Agreement by and between J.P. Morgan Investment Management Inc. and American General Life Insurance Company. (32)

(i)  Administrative Contracts.

     (1) Form of services agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Life Companies. (7)

     (2)(a) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company.
               (16)

     (2)(b) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated May 21, 1975. (16)

     (2)(c) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated September 23, 1975. (16)

     (2)(d) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated December 30, 1998. (16)

     (2)(e) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, effective January 1, 2002. (16)

     (2)(f) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (16)

     (2)(g) Form of Addendum No. 32 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, American General Life Companies, LLC and American General Equity Services Corporation, effective May 1, 2004. (33)

(j)  Other Material Contracts.

     (1) General Guarantee Agreement between American General Life Insurance Company and American Home Assurance Company. (Filed herewith)

(k)  Legal Opinion.

     (1) Opinion and Consent of Pauletta P. Cohn, General Counsel, Life Insurance Operations of American General Life Companies. (26)

(l)  Actuarial Opinion.

     (1) Opinion and Consent of American General Life Insurance Company's actuary. (26)

(m)  Calculation. None

(n)  Other Opinions.

     (1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. (Filed herewith)

(o)  Omitted Financial Statements. None

(p)  Initial Capital Agreements. None

(q)  Redeemability Exemption.

     (1) Description of American General Life Insurance Company's Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940. (32)

----------
(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on December 18, 1997.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992.

(4) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on January 15, 1999.

(5) Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

(6) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

(7) Incorporated by reference to Pre-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 033-44745) of American General Life Insurance Company Separate Account A filed on April 24, 1998.

(8) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

(9) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1997.

(10) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

(11) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on August 25, 1999.

(12) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2000.

(13) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on December 2, 2004.

(14) Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 12, 2000.

(15) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

(16) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.

(17) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(18) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(19) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on April 24, 2002.

(20) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on January 20, 2000.

(21) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2001.

(22) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-109613) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2003.

(23) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-82982) of American General Life Insurance Company Separate Account VL-R filed on May 13, 2002.

(24) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on November 8, 2002.

(25) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-102299) of American General Life Insurance Company Separate Account VUL-2 filed on December 31, 2002.

(26) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on October 26, 2000.

(27) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-103361) of American General Life Insurance Company Separate Account VL-R filed on February 21, 2003.

(28) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on January 23, 2003.

(29) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on February 10, 2003.

(30) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2003.

(31) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-90787) of American General Life Insurance Company Separate Account VL-R filed on December 19, 2003.

(32) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2005.

(33) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2004.

(34) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D filed on December 17, 2003.

Item 27. Directors and Officers of the Depositor

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Life Insurance Company
-------------------------   ----------------------------------------------------
Rodney O. Martin, Jr.       Director, Chairman of the Board of Directors,
2929 Allen Parkway          President and Chief Executive Officer
Houston, TX 77019

M. Bernard Aidinoff         Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz              Director and Chairman-Affluent & Corporate Markets
830 Third Avenue            Profit Center
New York, NY 10022

David L. Herzog             Director
2929 Allen Parkway
Houston, TX 77019

Richard A. Hollar           Director, President-Life Brokerage Profit Center and
750 West Virginia Street    Chief Executive Officer-Life Brokerage Profit Center
Milwaukee, WI 53204

Royce G. Imhoff, II         Director, President-Affluent & Corporate Markets
2929 Allen Parkway          Profit Center and Chief Executive Officer-Affluent &
Houston, TX 77019           Corporate Markets Profit Center

Richard J. Miller           Director, President-Independent Advisor Network
2929 Allen Parkway          Profit Center, Chief Executive Officer-Independent
Houston, TX 77019           Advisor Network Profit Center and Chief Executive
                            Officer-Independent Advisor Group

Ernest T. Patrikis          Director
70 Pine Street
New York, NY 10270

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Life Insurance Company
-------------------------   ----------------------------------------------------
Gary D. Reddick             Director, Executive Vice President and Chief
2929 Allen Parkway          Administrative Officer
Houston, TX 77019

Christopher J. Swift        Director, Executive Vice President and Chief
2929 Allen Parkway          Financial Officer
Houston, TX 77019

James W. Weakley            Director, President-Group Benefits & Financial
2929 Allen Parkway          Institutions, and AIG Workplace Solutions Profit
Houston, TX 77019           Center
                            and
                            Chief Executive Officer-Group Benefits & Financial
                            Institutions, and Workplace Solutions Profit Center

Thomas L. Booker            President-Annuity Profit Center
2727 Allen Parkway
Houston, TX 77019

Lawrence J. O'Brien         President-Agency Building Profit Center
2727 Allen Parkway
Houston, TX 77019

David R. Armstrong          Executive Vice President
3600 Route 66
Neptune, NJ 07754

Rebecca G. Campbell         Executive Vice President, Human Resources
2929 Allen Parkway
Houston, TX 77019

Steven D. Anderson          Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Stephen A. Appleyard        Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Erik A. Baden               Senior Vice President, SPIA
2727 Allen Parkway
Houston, TX 77019

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Life Insurance Company
-------------------------   ----------------------------------------------------
Wayne A. Barnard            Senior Vice President, Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein         Senior Vice President and Chief Appointed Actuary
2727-A Allen Parkway
Houston, TX 77019

Jeffrey H. Carlson          Senior Vice President and Chief Information Officer
2727 Allen Parkway
Houston, TX 77019

James A. Galli              Senior Vice President and Chief Business Development
830 Third Avenue            Officer
New York, NY 10022

William F. Guterding        Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.      Senior Vice President, Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel           Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings            Senior Vice President and General Counsel
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson           Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller              Senior Vice President
2727 Allen Parkway
Houston, TX 77019

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Life Insurance Company
-------------------------   ----------------------------------------------------
Simon J. Leech              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Kent D. Major               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire             Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo            Senior Vice President
2727 Allen Parkway
Houston, TX 77019

John W. Penko               Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi            Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

Dennis H. Roberts           Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Richard C. Schuettner       Senior Vice President
750 West Virginia Street
Milwaukee, WI 53204

James P. Sennett            Senior Vice President
2727 Allen Parkway
Houston, TX 77019

James P. Steele             Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Life Insurance Company
-------------------------   ----------------------------------------------------
Robert E. Steele            Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Dan E. Trudan               Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Frederic R. Yopps           Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Steven E. Zimmerman         Senior Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Edward F. Bacon             Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel              Vice President
2727 Allen Parkway
Houston, TX 77019

Paul Bell, III              Vice President
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

Michael B. Boesen           Vice President
2727-A Allen Parkway
Houston, TX 77019

James B. Brown              Vice President
2727 Allen Parkway
Houston, TX 77019

David W. Butterfield        Vice President
3600 Route 66
Neptune, NJ 07754

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Life Insurance Company
-------------------------   ----------------------------------------------------
Michael Candy               Vice President
2929 Allen Parkway
Houston, TX 77019

Robert W. Chesner           Vice President
2929 Allen Parkway
Houston, TX 77019

Valerie A. Childrey         Vice President and Medical Director
750 West Virginia Street
Milwaukee, WI 53204

Mark E. Childs              Vice President
2727 Allen Parkway
Houston, TX 77019

Robert M. Cicchi            Vice President
2727 Allen Parkway
Houston, TX 77019

Steven A. Dmytrack          Vice President
2929 Allen Parkway
Houston, TX 77019

Elizabeth Dobbs             Vice President
2727 Allen Parkway
Houston, TX 77019

Douglas M. Donnenfield      Vice President
750 West Virginia Street
Milwaukee, WI 53204

Timothy M. Donovan          Vice President
2727 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi         Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Life Insurance Company
-------------------------   ----------------------------------------------------
Patrick Froze               Vice President
750 West Virginia Street
Milwaukee, WI 53204

Brad J. Gabel               Vice President
750 West Virginia Street
Milwaukee, WI 53204

Frederick J. Garland, Jr.   Vice President
2727 Allen Parkway
Houston, TX 77019

Lisa Gerhart                Vice President
2727 Allen Parkway
Houston, TX 77019

Richard L. Gravette         Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer        Vice President
6363 Forest Park Road
Dallas, TX 75235

Daniel J. Gutenberger       Vice President and Medical Director
70 Pine Street
New York, NY 10270

Joel H. Hammer              Vice President
1 Chase Manhattan Place
New York, NY 10005

John Harmeling              Vice President
2929 Allen Parkway
Houston, Texas 77019

Craig H. Harrel             Vice President
2929 Allen Parkway
Houston, TX 77019

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Life Insurance Company
-------------------------   ----------------------------------------------------
D. Leigh Harrington         Vice President
2727 Allen Parkway
Houston, TX 77019

Bradley Harris              Vice President
2727 Allen Parkway
Houston, TX 77019

Michael Harrison            Vice President, Annuity Product Management
2727 Allen Parkway
Houston, TX 77019

Neal C. Hasty               Vice President
6363 Forest Park Road
Dallas, TX 75235

Keith C. Honig              Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Stephen D. Howard           Vice President
2929 Allen Parkway
Houston, TX 77019

Janna M. Hubble             Vice President
2929 Allen Parkway
Houston, TX 77019

Walter P. Irby              Vice President
2727 Allen Parkway
Houston, TX 77019

Sharla A. Jackson           Vice President
205 E. 10th Street
Amarillo, TX 79101

David S. Jorgensen          Vice President
2727-A Allen Parkway
Houston, TX 77019

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Life Insurance Company
-------------------------   ----------------------------------------------------
Stephen C. Kennedy          Vice President
750 West Virginia Street
Milwaukee, WI 53204

Gary J. Kleinman            Vice President and Real Estate Investment Officer
1 Chase Manhattan Place
New York, NY 10005

Charles L. Levy             Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Linda Lewis                 Vice President
6363 Forest Park Road
Dallas, TX 75235

Robert J. Ley               Vice President
70 Pine Street
New York, NY 10270

Jerry L. Livers             Vice President
2727 Allen Parkway
Houston, TX 77019

Gwendolyn J. Mallett        Vice President
2727 Allen Parkway
Houston, TX 77019

W. Larry Mask               Vice President, Real Estate Investment Officer and
2727 Allen Parkway          Assistant Secretary
Houston, TX 77019

Gordon S. Massie            Vice President
2929 Allen Parkway
Houston, TX 77019

Melvin C. McFall            Vice President
2727 Allen Parkway
Houston, TX 77019

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Life Insurance Company
-------------------------   ----------------------------------------------------
Richard D. McFarland        Vice President
2727 Allen Parkway
Houston, TX 77019

Beverly A. Meyer            Vice President
750 West Virginia Street
Milwaukee, WI 53204

Candace A. Michael          Vice President
2727 Allen Parkway
Houston, TX 77019

Anne K. Milio               Vice President
2727 Allen Parkway
Houston, TX 77019

Sylvia A. Miller            Vice President
#1 Franklin Square
Springfield, IL 62713

Alex N. Moral               Vice President
2727 Allen Parkway
Houston, TX 77019

Alberto Murguia             Vice President
2727 Allen Parkway
Houston, TX 77019

Michael R. Murphy           Vice President
750 West Virginia Street
Milwaukee, WI 53204

David W. Napoli             Vice President
2727 Allen Parkway
Houston, TX 77019

Carl T. Nichols             Vice President and Medical Director
205 E. 10th Street
Amarillo, TX 79101

Deanna D. Osmonson          Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Life Insurance Company
-------------------------   ----------------------------------------------------
Rembert R. Owen, Jr.        Vice President, Real Estate Investment Officer and
2929 Allen Parkway          Assistant Secretary
Houston, TX 77019

Lori J. Payne               Vice President
2727 Allen Parkway
Houston, TX 77019

Kirsten M. Pedersen         Vice President
2929 Allen Parkway
Houston, TX 77019

Cathy A. Percival           Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Rodney E. Rishel            Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Terri Robbins               Vice President
175 Water Street
New York, NY 10038

Walter J. Rucecki, Jr.      Vice President
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben          Vice President
#1 Franklin Square
Springfield, IL 62713

Robert C. Sage              Vice President
2727 Allen Parkway
Houston, TX 77019

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Life Insurance Company
-------------------------   ----------------------------------------------------
Kristin Sather              Vice President
1 Chase Manhattan Place
New York, NY 10005

Richard W. Scott            Vice President and Chief Investment Officer
2929 Allen Parkway
Houston, TX 77019

Tom L. Scott                Vice President and Chief Investment Officer
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires              Vice President and Tax Officer
2929 Allen Parkway
Houston, TX 77019

Gregory R. Thornton         Vice President
#1 Franklin Square
Springfield, IL 62713

Veronica Torralba           Vice President
2929 Allen Parkway
Houston, TX 77019

J. Alan Vale                Vice President
2929 Allen Parkway
Houston, TX 77019

Christian D. Weiss          Vice President
#1 Franklin Square
Springfield, IL 62713

Timothy White               Vice President
2929 Allen Parkway
Houston, TX 77019

Cynthia P. Wieties          Vice President
2727 Allen Parkway
Houston, TX 77019

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Life Insurance Company
-------------------------   ----------------------------------------------------
Bridgette Wilson            Vice President, New Business
#1 Franklin Square
Springfield, IL 62713

Elizabeth M. Tuck           Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones             Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 28. An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-05-006884, filed May 31, 2005.

                               SUBSIDIARIES OF AIG

                                                                                                   Percentage
                                                                                                    of Voting
                                                                                                   Securities
                                                                                Jurisdiction of   Owned by its
                                                                                 Incorporation      Immediate
                                                                                or Organization    Parent/(2)/
                                                                                ---------------   ------------
American International Group, Inc./(1)/................................................Delaware          /(3)/
   AIG Aviation, Inc. ..................................................................Georgia      100
   AIG Bulgaria Insurance and Reinsurance Company EAD..................................Bulgaria      100
   AIG Capital Corporation. ...........................................................Delaware      100
      AIG Consumer Finance Group, Inc. ................................................Delaware      100
         AIG Bank Polska S.A. ...........................................................Poland    97.23
         AIG Credit S.A. ................................................................Poland       80
         Compania Financiera Argentina S.A. ..........................................Argentina     92.7
      AIG Finance Holdings, Inc. ......................................................New York      100
         AIG Finance (Hong Kong) Limited..............................................Hong Kong      100
      AIG Global Asset Management Holdings Corp. ......................................Delaware      100
         AIG Asset Management Services, Inc. ..........................................Delaware      100
            Brazos Capital Management, L.P. ...........................................Delaware       92
         AIG Capital Partners, Inc. ...................................................Delaware      100
         AIG Equity Sales Corp. .......................................................New York      100
         AIG Global Investment Corp. ................................................New Jersey      100
      International Lease Finance Corporation........................................California    64.85 /(4)/
      AIG Global Real Estate Investment Corp. .........................................Delaware      100
   AIG Credit Corp.....................................................................Delaware .....100

                               SUBSIDIARIES OF AIG

                                                                                                   Percentage
                                                                                                    of Voting
                                                                                                   Securities
                                                                                Jurisdiction of   Owned by its
                                                                                 Incorporation      Immediate
                                                                                or Organization    Parent/(2)/
                                                                                ---------------   ------------
      A.I. Credit Corp. ..........................................................New Hampshire      100
      Imperial Premium Finance, Inc. ................................................California      100
      Imperial Premium Finance, Inc. ..................................................Delaware      100
   AIG Egypt Insurance Company, S.A.E. ...................................................Egypt    89.98
   AIG Federal Savings Bank. ..........................................................Delaware      100
   AIG Financial Advisor Services, Inc. ...............................................Delaware      100
      AIG Financial Advisor Services (Europe), S.A. .................................Luxembourg      100
   AIG Financial Products Corp. .......................................................Delaware      100
      AIG Matched Funding Corp. .......................................................Delaware      100
      Banque AIG.........................................................................France       90 /(5)/
   AIG Funding, Inc. ..................................................................Delaware      100
   AIG Global Trade & Political Risk Insurance Company...............................New Jersey      100
   A.I.G. Golden Insurance Ltd. .........................................................Israel    50.01
   AIG Life Insurance Company..........................................................Delaware       79 /(6)/
   AIG Life Insurance Company of Canada..................................................Canada      100
   AIG Life Insurance Company of Puerto Rico........................................Puerto Rico      100
   AIG Liquidity Corp. ................................................................Delaware      100
   AIG Marketing, Inc. ................................................................Delaware      100
   AIG Memsa, Inc. ....................................................................Delaware      100 /(7)/
      Tata AIG General Insurance Company Limited..........................................India       26
   AIG Private Bank Ltd. ...........................................................Switzerland      100
   AIG Retirement Services, Inc. ......................................................Delaware      100 /(8)/
      SunAmerica Life Insurance Company.................................................Arizona      100
         SunAmerica Investments, Inc. ..................................................Georgia       70 /(9)/
            AIG Advisor Group, Inc. ...................................................Maryland      100
               Advantage Capital Corporation...........................................New York      100
               FSC Securities Corporation..............................................Delaware      100
               Royal Alliance Associates, Inc. ........................................Delaware      100
               Sentra Securities Corporation.........................................California      100
               Spelman & Co., Inc. ..................................................California      100
               SunAmerica Securities, Inc. ............................................Delaware      100
            AIG SunAmerica Life Assurance Company.......................................Arizona      100 /(10)/
               AIG SunAmerica Asset Management Corp. ..................................Delaware      100
                  AIG SunAmerica Capital Services. Inc. ...............................Delaware      100
            First SunAmerica Life Insurance Company....................................New York      100
   AIG Risk Management, Inc. ..........................................................New York      100
   AIG Technologies, Inc. ........................................................New Hampshire      100
   AIGTI, Inc. ........................................................................Delaware      100
   AIG Trading Group Inc. .............................................................Delaware      100
      AIG International, Inc. .........................................................Delaware      100
   AIU Insurance Company...............................................................New York       52 /(11)/
   AIU North America, Inc. ............................................................New York      100
   American General Corporation...........................................................Texas      100
      American General Bancassurance Services, Inc. ...................................Illinois      100
      AGC Life Insurance Company.......................................................Missouri      100
         AIG Assurance Canada............................................................Canada      100 /(7)/
         AIG Life of Bermuda, Ltd. .....................................................Bermuda      100

                               SUBSIDIARIES OF AIG

                                                                                                   Percentage
                                                                                                    of Voting
                                                                                                   Securities
                                                                                Jurisdiction of   Owned by its
                                                                                 Incorporation      Immediate
                                                                                or Organization    Parent/(2)/
                                                                                ---------------   ------------
         American General Life and Accident Insurance Company.........................Tennessee     100
         American General Life Insurance Company..........................................Texas     100
            American General Annuity Service Corporation..................................Texas     100
            AIG Enterprise Services, LLC...............................................Delaware     100
            American General Equity Services Corporation...............................Delaware     100
            American General Life Companies, LLC.......................................Delaware     100
            The Variable Annuity Life Insurance Company...................................Texas     100
               VALIC Retirement Services Company..........................................Texas     100
               VALIC Trust Company........................................................Texas     100
         American General Property Insurance Company..................................Tennessee   51.85 /(12)/
            American General Property Insurance Company of Florida......................Florida     100
         AIG Annuity Insurance Company....................................................Texas     100
         The United States Life Insurance Company in the City of New York..............New York     100
      American General Finance, Inc. ...................................................Indiana     100
         American General Auto Finance, Inc. ..........................................Delaware     100
         American General Finance Corporation...........................................Indiana     100
            MorEquity, Inc. .............................................................Nevada     100
               Wilmington Finance, Inc. ...............................................Delaware     100
            Merit Life Insurance Co. ...................................................Indiana     100
            Yosemite Insurance Company..................................................Indiana     100
               CommoLoCo, Inc. .....................................................Puerto Rico     100
         American General Financial Services of Alabama, Inc. ..........................Alabama     100
      American General Investment Management Corporation...............................Delaware     100
      American General Realty Investment Corporation......................................Texas     100
      American General Assurance Company...............................................Illinois     100
         American General Indemnity Company............................................Illinois     100
         USLIFE Credit Life Insurance Company of Arizona................................Arizona     100
      Knickerbocker Corporation...........................................................Texas     100
   American Home Assurance Company.....................................................New York     100
      AIG Domestic Claims, Inc. .......................................................Delaware      50 /(13)/
      AIG Hawaii Insurance Company, Inc. ................................................Hawaii     100
         American Pacific Insurance Company, Inc. .......................................Hawaii     100
      American International Insurance Company.........................................New York     100
         American International Insurance Company of California, Inc. ...............California     100
         American International Insurance Company of New Jersey......................New Jersey     100
         Minnesota Insurance Company..................................................Minnesota     100
      American International Realty Corp. .............................................Delaware    31.5 /(14)/
      Pine Street Real Estate Holdings Corp. .....................................New Hampshire   31.47 /(14)/
      Transatlantic Holdings, Inc. ....................................................Delaware   33.45 /(15)/
         Transatlantic Reinsurance Company.............................................New York     100
            Putnam Reinsurance Company.................................................New York     100
            Trans Re Zurich.........................................................Switzerland     100
   American International Insurance Company of Delaware................................Delaware     100
   American International Life Assurance Company of New York...........................New York   77.52 /(16)/
   American International Reinsurance Company, Ltd. ....................................Bermuda     100
      AIG Edison Life Insurance Company...................................................Japan      90 /(17)/
      American International Assurance Company, Limited...............................Hong Kong     100

                               SUBSIDIARIES OF AIG

                                                                                                   Percentage
                                                                                                    of Voting
                                                                                                   Securities
                                                                                Jurisdiction of   Owned by its
                                                                                 Incorporation      Immediate
                                                                                or Organization    Parent/(2)/
                                                                                ---------------   ------------
      American International Assurance Company (Australia) Limited....................Australia     100
      American International Assurance Company (Bermuda) Limited........................Bermuda     100
         American International Assurance Co. (Vietnam) Limited.........................Vietnam     100
         Tata AIG Life Insurance Company Limited..........................................India      26
      Nan Shan Life Insurance Company, Ltd. .............................................Taiwan      95
   American International Underwriters Corporation.....................................New York     100
   American International Underwriters Overseas, Ltd. ..................................Bermuda     100
      AIG Europe (Ireland) Limited......................................................Ireland     100
      AIG Europe (U.K.) Limited.........................................................England     100
      AIG Brasil Companhia de Seguros....................................................Brazil      50
      Universal Insurance Co., Ltd. ...................................................Thailand     100
      La Seguridad de Centroamerica, Compania de Seguros S.A. ........................Guatemala     100
      La Meridional Compania Argentina de Seguros.....................................Argentina     100
      American International Insurance Company of Puerto Rico.......................Puerto Rico     100
      A.I.G. Colombia Seguros Generales S.A. ..........................................Colombia     100
      American International Underwriters GmBH..........................................Germany     100
      Underwriters Adjustment Company, Inc. .............................................Panama     100
   American Life Insurance Company.....................................................Delaware     100
      AIG Life (Bulgaria) Z.D. A.D.....................................................Bulgaria     100
      ALICO, S.A. .......................................................................France     100
      First American Polish Life Insurance and Reinsurance Company, S.A. ................Poland     100
      Inversiones Interamericana S.A. (Chile).............................................Chile     100
      Pharaonic American Life Insurance Company...........................................Egypt   71.63
      Unibanco AIG Seguros S.A. .........................................................Brazil   47.81 /(18)/
   AIG Life Insurance Company (Switzerland) Ltd. ...................................Switzerland     100
   American Security Life Insurance Company, Ltd. .................................Lichtenstein     100
   Birmingham Fire Insurance Company of Pennsylvania...............................Pennsylvania     100
   China America Insurance Company, Ltd. ..............................................Delaware      50
   Commerce and Industry Insurance Company.............................................New York     100
   Commerce and Industry Insurance Company of Canada....................................Ontario     100
   Delaware American Life Insurance Company............................................Delaware     100
   Hawaii Insurance Consultants, Ltd. ...................................................Hawaii     100
   HSB Group, Inc. ....................................................................Delaware     100
      The Hartford Steam Boiler Inspection and Insurance Company....................Connecticut     100
         The Hartford Steam Boiler Inspection and Insurance Company of
            Connecticut.............................................................Connecticut     100
         HSB Engineering Insurance Limited..............................................England     100
            The Boiler Inspection and Insurance Company of Canada........................Canada     100
   The Insurance Company of the State of Pennsylvania..............................Pennsylvania     100
   Landmark Insurance Company........................................................California     100
   Mt. Mansfield Company, Inc. .........................................................Vermont     100
   National Union Fire Insurance Company of Pittsburgh, Pa.........................Pennsylvania     100
      American International Specialty Lines Insurance Company...........................Alaska      70 /(19)/
      Lexington Insurance Company......................................................Delaware      70 /(19)/
         AIG Centennial Insurance Company..........................................Pennsylvania     100
            AIG Premier Insurance Company..........................................Pennsylvania     100
               AIG Indemnity Insurance Company.....................................Pennsylvania     100
            AIG Preferred Insurance Company........................................Pennsylvania     100

                               SUBSIDIARIES OF AIG

                                                                                                   Percentage
                                                                                                    of Voting
                                                                                                   Securities
                                                                                Jurisdiction of   Owned by its
                                                                                 Incorporation      Immediate
                                                                                or Organization    Parent/(2)/
                                                                                ---------------   ------------
            AIG Auto Insurance Company of New Jersey.................................New Jersey     100
         JI Accident & Fire Insurance Co. Ltd. ...........................................Japan      50
      National Union Fire Insurance Company of Louisiana..............................Louisiana     100
      National Union Fire Insurance Company of Vermont..................................Vermont     100
      21st Century Insurance Group...................................................California   33.03 /(20)/
         21st Century Insurance Company..............................................California     100
         21st Century Casualty Company...............................................California     100
         21st Century Insurance Company of the Southwest..................................Texas     100
      Starr Excess Liability Insurance Company, Ltd. ..................................Delaware     100
         Starr Excess Liability Insurance International Ltd. ...........................Ireland     100
   NHIG Holding Corp...................................................................Delaware     100
      Audubon Insurance Company.......................................................Louisiana     100
         Audubon Indemnity Company..................................................Mississippi     100
         Agency Management Corporation................................................Louisiana     100
            The Gulf Agency, Inc. ......................................................Alabama     100
      New Hampshire Insurance Company..............................................Pennsylvania     100
         AIG Europe, S.A. ...............................................................France         /(21)/
         AI Network Corporation........................................................Delaware     100
         American International Pacific Insurance Company..............................Colorado     100
         American International South Insurance Company............................Pennsylvania     100
         Granite State Insurance Company...........................................Pennsylvania     100
         New Hampshire Indemnity Company, Inc. ....................................Pennsylvania     100
            AIG National Insurance Company, Inc. ......................................New York     100
         Illinois National Insurance Co. ..............................................Illinois     100
         New Hampshire Insurance Services, Inc. ..................................New Hampshire     100
      AIG Star Life Insurance Co., Ltd. ..................................................Japan     100
   The Philippine American Life and General Insurance Company.......................Philippines   99.78
      Pacific Union Assurance Company................................................California     100
      Philam Equitable Life Assurance Company, Inc. ................................Philippines   95.31
      Philam Insurance Company, Inc. ...............................................Philippines     100
   Risk Specialist Companies, Inc. ....................................................Delaware     100
   United Guaranty Corporation...................................................North Carolina   36.3l /(22)/
      United Guaranty Insurance Company..........................................North Carolina     100
      United Guaranty Mortgage Insurance Company.................................North Carolina     100
      United Guaranty Mortgage Insurance Company of North Carolina...............North Carolina     100
      United Guaranty Partners Insurance Company........................................Vermont      80
      United Guaranty Residential Insurance Company of North Carolina............North Carolina     100
      United Guaranty Residential Insurance Company..............................North Carolina   75.03 /(23)/
         United Guaranty Commercial Insurance Company of North Carolina..........North Carolina     100
         United Guaranty Mortgage Indemnity Company..............................North Carolina     100
         United Guaranty Credit Insurance Company................................North Carolina     100
      United Guaranty Services, Inc. ............................................North Carolina     100

----------
/(1)/ All subsidiaries listed are consolidated in the financial statements of AIG as filed in its Form 10-K on May 31, 2005. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.

/(2)/ Percentages include directors' qualifying shares.
/(3)/ The common stock is owned approximately 12.0 percent by Starr
     International Company, Inc., 1.8 percent by C.V. Starr & Co., Inc. and 2.0 percent by The Starr Foundation.
/(4)/ Also owned 35.15 percent by National Union Fire Insurance Company of
     Pittsburgh, Pa.
/(5)/ Also owned 10 percent by AIG Matched Funding Corp.
/(6)/ Also owned 21 percent by Commerce and Industry Insurance Company.
/(7)/ Indirect wholly-owned subsidiary.
/(8)/ Formerly known as AIG SunAmerica Inc.
/(9)/ Also owned 30 percent by AIG Retirement Services, Inc.
/(10)/ Formerly known as Anchor National Life Insurance Company.
/(11)/ Also owned eight percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and eight percent by Birmingham Fire Insurance Company of Pennsylvania.
/(12)/ Also owned 48.15 percent by American General Life and Accident Insurance
     Company.
/(13)/ Also owned 50 percent by The Insurance Company of the State of
     Pennsylvania.
/(14)/ Also owned by 11 other AIG subsidiaries.
/(15)/ Also owned 25.95 percent by AIG.
/(16)/ Also owned 22.48 percent by American Home Assurance Company.
/(17)/ Also owned ten percent by a subsidiary of American Life Insurance
     Company.
/(18)/ Also owned 1.7 percent by American International Underwriters Overseas,
     Ltd. and .48 percent by American Home Assurance Company.
/(19)/ Also owned 20 percent by The Insurance Company of the State of
     Pennsylvania and ten percent by Birmingham Fire Insurance Company of Pennsylvania.
/(20)/ Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
/(21)/ 100 percent to be held with other AIG companies.
/(22)/ Also owned 45.88 percent by National Union Fire Insurance Company of
     Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and 0.86 percent by The Insurance Company of the State of Pennsylvania.
/(23)/ Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of American General Life Insurance Company (Depositor).

Item 29. Indemnification

Except as otherwise required by applicable law:

(a) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or on behalf of the company) by reason of the fact that he is or was director, officer, or employee or agent of the company, or is or was serving at the request of the company as director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding; provided that he (1) acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company; and, (2) with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, by itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was lawful.

(b) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or on behalf of the company to procure a judgement in the company's favor, by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments and amounts paid in settlement actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding; provided that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company unless and only to the extent that the court in which such action, suit or proceeding was brought or any other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

(c) To the extent that a director, officer, or employee or agent of the company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in paragraphs (a) and (b) above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

(d) Any indemnification under paragraphs (a) and (b) above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the company upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances and he has met the applicable standard of conduct set forth in paragraphs (a) and (b). Such determination shall be made (1) by the Board by a majority of a quorum consisting of directors who were not parties to such action, suit or proceeding (disinterested), or (2) by a committee of disinterested directors designated by majority vote of disinterested directors, even though less than a quorum, or (3) by independent legal counsel in a written opinion, and such legal counsel was selected by a majority vote of a quorum of the disinterested directors, or (4) by the stockholders. In the absence of a determination that indemnification is proper, the director, officer or employee may apply to the court conducting the proceeding or another court of competent jurisdiction which shall determine whether the director, officer, employee or agent has met the applicable standard of conduct set forth in paragraphs (a) and (b). If the court shall so determine, indemnification shall be made under paragraph (a) or (b) as the case may be.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the company in advance of the final disposition of such action, suit or proceeding as authorized by the Board in the manner provided in paragraph (d) upon receipt of a written instrument acceptable to the Board by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the company as authorized in this section.

(f) The indemnification provided by these By-Laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any agreement, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit or the heirs, executors and administrators of such a person.

(g) The company shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company, or enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the company would have the power to indemnify him against such liability under the provisions of these By-Laws.

Item 30. Principal Underwriters

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for American General Life Insurance Company Separate Account A, American General Life Insurance Company Separate Account D, American General Life Insurance Company Separate Account VA-1 and American General Life Insurance Company Separate Account VA-2, which all offer interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for American General Life Insurance Company Separate Account VUL and American General Life Insurance Company Separate Account VUL-2, which both offer interests in flexible premium variable life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American General Life Insurance Company affiliates.

(b) Management.

  Name and Principal     Positions and Offices with Underwriter
   Business Address      American General Equity Services Corporation
----------------------   -------------------------------------------------------
Rodney O. Martin, Jr.    Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire          Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis       Director
70 Pine Street
New York, NY 10270

Gary D. Reddick          Director
2929 Allen Parkway
Houston, TX 77019

  Name and Principal     Positions and Offices with Underwriter
   Business Address      American General Equity Services Corporation
----------------------   -------------------------------------------------------
Richard J. Miller        President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.   Vice President
2727-A Allen Parkway
Houston, TX 77019

Lucille S. Martinez      Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Deanna D. Osmonson       Vice President, Chief Compliance Officer and Anti-Money
2727 Allen Parkway       Laundering Compliance Officer
Houston, TX 77019

Elizabeth M. Tuck        Secretary
70 Pine Street
New York, NY 10270

Edward F. Andrzejewski   Tax Officer
70 Pine Street
New York, NY 10270

Amy M. Cinquegrana       Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones          Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

David M. Robinson        Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming          Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore         Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

  Name and Principal     Positions and Offices with Underwriter
   Business Address      American General Equity Services Corporation
----------------------   -------------------------------------------------------
T. Clay Spires           Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c) Compensation From the Registrant.

                         Net          Compensation on
                     Underwriting    Events Occasioning
Name of Principal   Discounts and    the Deduction of a    Brokerage        Other
   Underwriter       Commissions    Deferred Sales Load   Commissions   Compensation
-----------------   -------------   -------------------   -----------   ------------
American General          0                  0                 0              0
Equity Services
Corporation

Item 31. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Administrative Office located at #1 Franklin Square, Springfield, Illinois 62713.

Item 32. Management Services Not applicable.

Item 33. Fee Representation

American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account VL-R, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 11th day of August, 2005.

                                        AMERICAN GENERAL LIFE INSURANCE COMPANY
                                        SEPARATE ACCOUNT VL-R
                                        (Registrant)

                                    BY: AMERICAN GENERAL LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)


                                    BY: ROBERT F. HERBERT, JR.
                                        ----------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT, TREASURER
                                           AND CONTROLLER

[SEAL]


ATTEST: LAUREN W. JONES
        -------------------------
        LAUREN W. JONES
        ASSISTANT SECRETARY

     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                 Date
---------                           -----                 ----


RODNEY O. MARTIN, JR.               Director, Chairman,   August 11, 2005
---------------------------------   President and Chief
RODNEY O. MARTIN, JR.               Executive Officer


CHRISTOPHER J. SWIFT                Director and Chief    August 11, 2005
---------------------------------   Financial Officer
CHRISTOPHER J. SWIFT


M. BERNARD AIDINOFF                 Director              August 11, 2005
---------------------------------
M. BERNARD AIDINOFF


DAVID J. DIETZ                      Director              August 11, 2005
---------------------------------
DAVID J. DIETZ


DAVID L. HERZOG                     Director              August 11, 2005
---------------------------------
DAVID L. HERZOG


RICHARD A. HOLLAR                   Director              August 11, 2005
---------------------------------
RICHARD A. HOLLAR


ROYCE G. IMHOFF II                  Director              August 11, 2005
---------------------------------
ROYCE G. IMHOFF II


RICHARD J. MILLER                   Director              August 11, 2005
---------------------------------
RICHARD J. MILLER

Signature                           Title                 Date
---------                           -----                 ----


ERNEST T. PATRIKIS                  Director              August 11, 2005
---------------------------------
ERNEST T. PATRIKIS


GARY D. REDDICK                     Director              August 11, 2005
---------------------------------
GARY D. REDDICK


JAMES W. WEAKLEY                    Director              August 11, 2005
---------------------------------
JAMES W. WEAKLEY

                                  EXHIBIT INDEX

Item 26. Exhibits

     (f)(3) By-Laws of American General Life Insurance Company, restated as of June 8, 2005.

     (j)(1) General Guarantee Agreement between American General Life Insurance Company and American Home Assurance Company.

     (n)(1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

                                      E-1